Changes in Capital Accounts	6 Months Ended
Jun. 30, 2025
Changes in Capital Accounts [Abstract]
Changes in Capital Accounts
9.     Changes in Capital Accounts
(a) Company’s Preferred Stock: As of June 30, 2025 and December 31, 2024, the Company’s authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.01 per share. Of these preferred shares, 1,250,000 have been designated Series A Preferred Shares, 1,200,000 have been designated Series B Preferred Shares, and 1,587,314 have been designated as Series C Preferred Shares.

As of June 30, 2025, and December 31, 2024, 50,726 Series B preferred shares (of liquidation preference $1,268) and 1,423,912 Series C Preferred Shares (of liquidation preference $35,598), were issued and outstanding. As of June 30, 2025, and December 31, 2024, Aliki Paliou held through Mango (Note 4) 1,314,792 Series C Preferred Shares and nil Series B Preferred Shares, and Andreas Michalopoulos held 56,342 Series C Preferred Shares and nil Series B Preferred Shares.
The material terms of the Series B Preferred Shares are as follows: 1) Dividends: The Company pays a 4.00% annual dividend on the Series B Preferred Shares, on a quarterly basis, either in cash, or, at the Company’s option, through the issuance of additional common shares, valued at the volume-weighted average price of the common stock for the 10 trading days prior to the dividend payment date; 2) Voting Rights: Each Series B Preferred Share has no voting rights; 3) Conversion Rights: Each Series B Preferred Share was convertible at the option of the holder during the applicable conversion period, which expired on March 15, 2023, and for additional cash consideration of $7.50 per converted Series B Preferred Share, into two Series C Preferred Shares (see description below); 4) Liquidation: Each Series B Preferred Share has a fixed liquidation preference of $25.00 per share; 5) Redemption: The Series B Preferred Shares are not subject to mandatory redemption or to any sinking fund requirements, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. Also, upon the occurrence of a liquidation event, holders of Series B Preferred Shares shall be entitled to receive out liquidating distribution or payment in full redemption of such Series B Preferred Shares in an amount equal to $25.00, plus the amount of any accumulated and unpaid dividends thereon; 6) Rank: Finally, the Series B Preferred Shares rank senior to common shares with respect to dividend distributions and distributions upon any liquidation, winding up or dissolution of the Company.
The material terms of the Series C Preferred Shares are as follows: 1) Dividends: Dividends on each Series C Preferred Share shall be cumulative and shall accrue at a rate equal to 5.00% per annum of the Series C liquidation preference per Series C Preferred Share from the dividend payment date immediately preceding issuance, and can be paid either in cash, or, at the Company’s option, through the issuance of additional common shares; 2) Voting Rights: Each holder of Series C Preferred Shares is entitled, from the date of issuance of the Series C Preferred Shares, to a number of votes equal to the number of Common Shares into which such holder’s Series C Preferred Shares would then be convertible (notwithstanding the requirement that the Series C Preferred Shares are convertible only after six months following the Original Issuance Date), multiplied by 10. The holders of Series C Preferred Shares shall vote together as one class with the holders of Common Shares on all matters submitted to a vote of the Company’s shareholders (with certain exceptions); 3) Conversion Rights: The Series C Preferred Shares are convertible into common shares (i) at the option of the holder: in whole or in part, at any time on or after the date that is the date immediately following the six-month anniversary of the Original Issuance Date at a rate equal to the Series C liquidation preference, plus the amount of any accrued and unpaid dividends thereon to and including the date of conversion, divided by an initial conversion price of $0.50, subject to adjustment from time to time, or (ii) mandatorily: on any date within the Series C Conversion Period,  being any time on or after the date that is the date immediately following the six-month anniversary of October 17, 2022 (or “the Original Issuance Date”), on which less than 25% of the authorized number of Series C Preferred Shares are outstanding and the volume-weighted average price of the common shares for the 10 trading days preceding such date exceeds 130% of the conversion price in effect on such date, the Company may elect that all, or a portion of the outstanding Series C Preferred Shares shall mandatorily convert into common shares at a rate equal to the Series C liquidation preference, plus the amount of any accrued and unpaid dividends thereon to and including such date, divided by the conversion price.  The conversion price is subject to adjustment for any stock splits, reverse stock splits or stock dividends, and shall also be adjusted to the lowest price of issuance of common stock by the Company for any registered offering following the Original Issuance Date, provided that such adjusted conversion price shall not be less than $0.50 (this conversion price adjustment clause is further analyzed later); 4) Liquidation: Each Series C Preferred Share has a fixed liquidation preference of $25.00 per share; 5) Redemption: The Series C Preferred Shares are not subject to mandatory redemption, and will be redeemable at the Company’s option, at any time, on or after the date that is the date immediately following the 15-month anniversary of the issuance date, in whole or in part, at $25.00 per share plus accumulated and unpaid dividends thereon to and including the date of redemption. The Company shall effect any such redemption by paying a) cash or, b) at the Company’s election, and provided on the date of the redemption notice less than 25% of the authorized number of Series C are outstanding, shares of common stock valued at the volume-weighted average price of common stock for the last 10 trading days prior to the redemption date. Also, upon the occurrence of a liquidation event, holders of Series C Preferred Shares shall be entitled to receive out liquidating distribution or payment in full redemption of such Series C Preferred Shares in an amount equal to $25.00, plus the amount of any accumulated and unpaid dividends thereon; 6) Rank: The Series C Preferred Shares rank senior to common shares, and on a parity with the Series B Preferred Stock, with respect to dividend distributions and distributions upon any liquidation.

During the six months ended June 30, 2024, a number of 4,460 Series C preferred shares were converted to 82,482 common shares.
For the six months ended June 30, 2025 and 2024, declared and paid dividends on Series B preferred shares amounted to $26 and $26 (or $0.50 per each Series B preferred share), respectively. As of June 30, 2025 and December 31, 2024, accrued and not paid dividends on the Series B preferred shares amounted to $2 and $2, respectively.
For the six months ended June 30, 2025 and 2024, declared and paid dividends on the Series C preferred shares amounted to $889 and $889 (or $0.625 per each Series C preferred share), respectively, out of which $822 and $822,respectively, were paid to Mango (Note 4). As of June 30, 2025 and December 31, 2024, accrued and not paid dividends on the Series C preferred shares, amounted to $79 and $84, respectively.

(b) Class A, July, August 2022 Warrants: On June 1, 2022, the Company completed its underwritten public offering of 508,000 units at a price of $15.75 per unit. Each unit consists of one common share (or pre-funded warrant in lieu thereof) and one Class A warrant (the “June 2022 Warrants”) to purchase one common share and was immediately separated upon issuance. Each Class A warrant was immediately exercisable for one common share at an exercise price of $15.75 per share and has a maturity of five years from issuance and can be either physically settled or through the means of a cashless exercise. The Company may at any time during the term of its warrants reduce the then current exercise price of each warrant to any amount and for any period of time deemed appropriate by the board of directors of the Company, subject to terms disclosed in each warrants’ agreements. The warrants also contain a cashless exercise provision, whereby if at the time of exercise, there is no effective registration statement, then the warrants can be exercised by means of a cashless exercise as disclosed in each warrants’ agreements. The Class A warrants and the pre-funded warrants do not have any voting, dividend or participation rights, nor do they have any liquidation preferences. The offering closed on June 1, 2022, and the Company received net proceeds, after underwriting discounts and commissions and expenses, of $7,126 including the partial exercise of the over-allotment option by the underwriters of 59,366 Class A Warrants to purchase up to 59,366 common shares at $0.01 per share.

Furthermore, on July 18, 2022, the Company completed a direct offering of 1,133,333 common shares and warrants to purchase up to 1,133,333 common shares (the “July 2022 Warrants”) at a concurrent private placement. The combined effective purchase price for one common share and one warrant to purchase one common share was $5.25. Each warrant is immediately exercisable for one common share at an initial exercise price of $5.25 per share and will expire in five and a half years from issuance.  The July 2022 Warrants have similar terms to the June Warrants, with the only significant difference being the existence of an exercise price adjustment clause, which was assessed by the Company as a down-round feature. On March 1, 2023, their exercise price was reduced to their floor price of $1.65.

Finally, on August 12, 2022, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to purchase 2,222,222 of its common shares and warrants to purchase 2,222,222 common shares (the “August 2022 Warrants”) at a price of $6.75 per common share and accompanying warrant in a registered direct offering. The August Warrants are immediately exercisable, expire five years from the date of issuance, and had an initial exercise price of $6.75 per common share. The August 2022 Warrants have similar terms to the July 2022 Warrants, including the exercise price adjustment clause that constitutes a down-round feature. On March 1, 2023, their exercise price was reduced to their floor price of $1.65.

As of June 30, 2024, December 31, 2024 and June 30, 2025, there were 567,366 outstanding June 2022 warrants, 1,033,333 outstanding July 2022 warrants, and 2,122,222 outstanding August 2022 warrants.

(c) Series A and Series B Warrants: On March 3, 2023, the Company completed a registered direct offering of (i) 5,556,000 of its common shares, $0.01 par value per share, (ii) Series A warrants to purchase up to 3,611,400 common shares and (iii) Series B warrants to purchase up to 4,167,000 common shares directly to several institutional investors. Each Series A warrant and each Series B warrant are immediately exercisable upon issuance for one common share at an exercise price of $2.25 per share and expire five years after the issuance date. Both Series A and Series B warrants have similar terms with the Class A Warrants, with the only significant difference being the “alternative cashless exercise feature” included in the Series A warrants, whose provisions were met on March 7, 2023.  During 2023, the Company received notices of alternative cashless exercises for 3,597,100 Series A warrants for equal amount of common shares and marked the warrants to their fair value at the settlement date and then settling the warrant liability.

The outstanding Series A warrants were 14,300 as June 30, 2024, December 31, 2024 and June 30, 2025. The value of the outstanding Series A warrants as of June 30, 2025 and December 31, 2024, were $25 and $27, respectively (Note 11), and are reflected in “Fair value of warrant’s liability” in the accompanying consolidated balance sheets.

During the six months ended June 30, 2024, 70,000 Series B warrants were exercised, and the Company received proceeds of $157. The outstanding Series B warrants were 4,097,000 as of June 30, 2024, December 31, 2024 and June 30, 2025.

(d) Compensation Cost on Stock Option Awards and on Restricted Common Stock: On January 1, 2021, the Company granted its Chief Financial Officer stock options to purchase 8,000 of the Company’s common shares as share-based remuneration. The stock options, which were granted pursuant to, and in accordance with, the Company’s Equity Incentive Plan, have been approved by the Company’s board of directors, and have a term of five years. The exercise prices of the options are as follows: 2,000 shares for an exercise price of $150.00 per share, 1,667 shares for an exercise price of $187.50 per share, 1,333 shares for an exercise price of $225.00 per share, 1,000 shares for an exercise price of $300.00 per share, 1,000 shares for an exercise price of $375.00 per share, and 1,000 shares for an exercise price of $450.00 per share. Until June 30, 2025, 8,000 options were outstanding. As at June 30, 2025 and  December 31, 2024, 31,441 restricted common shares remained reserved for issuance under the Company’s Equity incentive Plan.